Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Absolute Return Fund), Class A)	0 Months Ended
Sep. 28, 2011
(Oppenheimer Absolute Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none